SHARE-BASED COMPENSATION - Warrants Valuation (Details) - Warrants	12 Months Ended
Dec. 31, 2023
Number of Stock Appreciation Rights Units
Weighted-Average Risk-Free Annual Interest Rate	0.07%
Weighted-Average Expected Annual Dividend Yield	0.00%
Weighted-Average Expected Stock Price Volatility	2.07%
Weighted-Average Expected Life in Years	1 month 6 days
Weighted-Average Estimated Forfeiture Rate	0.00%